Other Balance Sheet Accounts - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid income taxes	$ 22,044	$ 21,514
Customer contract asset	1,423	16,620
Other taxes receivable	27,341	27,540
Prepaid expenses and other current assets	199,786	179,352
Prepaid expenses and other current assets	$ 250,594	$ 245,026